Operating Segments	9 Months Ended
Sep. 30, 2024
Operating Segments [Abstract]
OPERATING SEGMENTS

12. OPERATING SEGMENTS

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services.

Upon acquisition of FunVerse in January 2024, the Company commenced its short drama streaming platform business, and ceased its solo-staking activities in March 2024. During the three and nine months ended September 30, 2024, the Company classified solo-staking activities as non-operating activities. Accordingly, for the three and nine months ended September 30, 2024, the Company had one business segment, which is short drama streaming platform business. All revenues, cost of revenues and operating expenses were attributable to short drama streaming platform business for the three and nine months ended September 30, 2024.

The following tables present summary information of operations by geographical area for the three and nine months ended September 30, 2024.

	For the Three Months Ended September 30, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$2,840,500	$4,580,200	$1,177,400	$696,300	$9,294,400
Online advertising services	-	1,031,100	-	-	1,031,100
Content licensing	-	20,000	-	-	20,000
Total	$2,840,500	$5,631,300	$1,177,400	$696,300	$10,345,500

	For the Nine months ended September 30, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$10,691,000	$8,107,900	$3,133,800	$1,681,500	$23,614,200
Online advertising services	-	2,319,000	-	-	2,319,000
Content licensing	-	20,000	-	-	20,000
Total	$10,691,000	$10,446,900	$3,133,800	$1,681,500	$25,953,200

For the three and nine months ended September 30, 2023, the Company had two business segments, crypto-related business and the leasing of aircraft business which has ceased in the first quarter of 2024 and 2023, respectively.